Business Combinations - Schedule of Goodwill (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Business Combination, Goodwill [Abstract]
Goodwill as of December 31, 2020	$ 119,542,000
Adjustments	4,018,000
Goodwill as of September 30, 2021	$ 123,560,000